COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of Sales [Abstract]
Operating costs	$ 2,665	$ 2,680	$ 2,568
Royalties	246	190	185
Total operating costs	2,911	2,870	2,753
Retrenchment costs	3	4	6
Rehabilitation and other non-cash costs	42	21	0
Amortisation of tangible assets	666	579	555
Amortisation of right of use assets	85	78	81
Amortisation of intangible assets (Note 16)	1	1	1
Inventory change	18	(12)	(30)
Cost of sales	$ 3,726	$ 3,541	$ 3,366